Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Composition of employee benefits

Composition of employee benefits:

As at December 31
2020	2019
$ millions	$ millions

Fair value of plan assets	629	583
Termination benefits	(158)	(105)
Defined benefit obligation	(1,075)	(1,004)
	(604)	(526)

Composition of fair value of the plan assets

Composition of fair value of the plan assets:

As at December 31
2020	2019
$ millions	$ millions

Equity instruments
With quoted market price	224	237
Without quoted market price	40	10
	264	247
Debt instruments
With quoted market price	334	307
Without quoted market price	3	1
	337	308
Deposits with insurance companies	28	28

	629	583

Movement in net defined benefit assets (liabilities)

E. Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2020	2019	2020	2019	2020	2019
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	583	518	(1,004)	(860)	(421)	(342)
Income (costs) included in profit or loss:
Current service costs	-	-	(22)	(21)	(22)	(21)
Interest income (expenses)	5	15	(14)	(27)	(9)	(12)
Past service cost	-	-	11	5	11	5
Effect of movements in exchange rates, net	16	17	(34)	(31)	(18)	(14)
Included in other comprehensive income:
Actuarial losses deriving from changes in financial assumptions	-	-	(24)	(121)	(24)	(121)
Other actuarial gains	9	46	-	-	9	46
Change with respect to translation differences, net	18	9	(32)	(4)	(14)	5
Other movements:
Benefits received (paid)	(6)	(32)	44	55	38	23
Employer contribution	4	10	-	-	4	10
Balance as at December 31	629	583	(1,075)	(1,004)	(446)	(421)

The actual return (loss) on plan assets in 2020, is $14 million, compared with $61 million in 2019 and $(1) million in 2018.

Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2020	2019	2018
%	%	%

Discount rate as at December 31	1.7	2.1	3.0
Future salary increases	3.4	3.2	3.3
Future pension increase	2.0	2.1	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables

Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2020
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	(19)	(10)	10	19
Discount rate	22	11	(11)	(22)
Mortality table	26	13	(13)	(26)